Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
A summary of the effects of the restatement on the applicable line items within the Company’s consolidated balance sheet as of December 31, 2015 is as follows:

	Consolidated Balance Sheet as of December 31, 2015
	As Reported	Adjustments	Restated
Inventories	$18,685	$(30)	$18,655
Total current assets	128,524	(30)	128,494
Property, plant and equipment	63,940	(27)	63,913
Total assets	202,984	(57)	202,927
Accounts payable and accrued liabilities	22,524	137	22,661
Total current liabilities	58,001	137	58,138
Other non-current liabilities	756	2,042	2,798
Total long-term liabilities	6,242	2,042	8,284
Total liabilities	64,243	2,179	66,422
Accumulated other comprehensive income	8,110	72	8,182
Accumulated deficit	(8,281)	(1,699)	(9,980)
Total shareholders’ equity	123,280	(1,627)	121,653
Non-controlling interest	15,461	(609)	14,852
Total equity	138,741	(2,236)	136,505
Total liabilities and equity	202,984	(57)	202,927

A summary of the effects of the restatement on the applicable line items within the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2015 and 2014 is as follows:

	Consolidated Statement of Comprehensive Loss For the year ended December 31, 2015
	As Reported	Adjustments	Restated
Cost of sales	$18,425	$(17)	$18,408
Gross profit	48,989	17	49,006
Selling, general and administrative expenses	37,436	45	37,481
Total operating expenses	45,266	45	45,311
Operating income	3,723	(28)	3,695
Other income (expenses)	73	(247)	(174)
Income from continuing operations before income taxes	3,031	(275)	2,756
Income tax expense	(2,516)	(469)	(2,985)
Income (loss) from continuing operations	515	(744)	(229)
Net loss	(213)	(744)	(957)
Income attributable to non-controlling interest	(861)	402	(459)
Net loss attributable to shareholders of Sinovac	(1,074)	(342)	(1,416)
Income (loss) from continuing operations	515	(744)	(229)
Foreign currency translation adjustments	(4,137)	90	(4,047)
Comprehensive loss from continuing operations	(3,622)	(654)	(4,276)
Comprehensive loss	(4,688)	(654)	(5,342)
Comprehensive (income) loss attributable to non-controlling interest	(298)	380	82
Comprehensive loss attributable to shareholders of Sinovac	(4,986)	(274)	(5,260)
Basic net loss per share - continuing operations	(0.01)	(0.01)	(0.02)
Basic net loss per share attributable to shareholders of Sinovac	(0.02)	(0.01)	(0.03)
Diluted net loss per share - continuing operations	(0.01)	(0.01)	(0.02)
Diluted net loss per share attributable to shareholders of Sinovac	(0.02)	(0.01)	(0.03)

	Consolidated Statement of Comprehensive Loss For the year ended December 31, 2014
	As Reported	Adjustments	Restated
Selling, general and administrative expenses	$34,166	$172	$34,338
Total operating expenses	45,399	172	45,571
Operating income	2,057	(172)	1,885
Other income	1,312	(126)	1,186
Income from continuing operations before income taxes	2,646	(298)	2,348
Income tax expense	(1,458)	(611)	(2,069)
Income from continuing operations	1,188	(909)	279
Net loss	(336)	(909)	(1,245)
Income attributable to non-controlling interest	(515)	245	(270)
Net loss attributable to shareholders of Sinovac	(851)	(664)	(1,515)
Income from continuing operations	1,188	(909)	279
Foreign currency translation adjustments	(2,344)	24	(2,320)
Comprehensive loss from continuing operations	(1,156)	(885)	(2,041)
Comprehensive loss	(2,763)	(885)	(3,648)
Comprehensive income attributable to non-controlling interest	(207)	242	35
Comprehensive loss attributable to shareholders of Sinovac	(2,970)	(643)	(3,613)
Basic net income per share - continuing operations	0.01	(0.01)	0.00
Basic net loss per share attributable to shareholders of Sinovac	(0.02)	(0.01)	(0.03)
Diluted net income per share - continuing operations	0.01	(0.01)	0.00
Diluted net loss per share attributable to shareholders of Sinovac	(0.02)	(0.01)	(0.03)

A summary of the effects of the restatement on the applicable line items within the Company’s consolidated statement of cash flows for the years ended December 31, 2015 and 2014 is as follows

	Consolidated Statement of Cash Flows for the year ended December 31, 2015
	As Reported	Adjustments	Restated
Income (loss) from continuing operations	$515	$(744)	$(229)
Deferred income taxes	(518)	185	(333)
Depreciation of property, plant and equipment and amortization of licenses	6,249	9	6,258
Inventories	10	18	28
Accounts payable and accrued liabilities	(434)	136	(298)
Other non-current liabilities	333	446	779
Time deposits	-	1,500	1,500
Net cash provided by operating activities from continuing operations	3,383	1,550	4,933
Net cash provided by operating activities	2,661	1,550	4,211
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale	(1,491)	(50)	(1,541)
Decrease in cash and cash equivalents, including cash classified within current assets held for sale	(27,541)	1,500	(26,041)
Decrease in cash and cash equivalents, including cash from discontinued operation	(27,459)	1,500	(25,959)
Cash and cash equivalents, beginning of year	91,293	(1,500)	89,793

	Consolidated Statement of Cash Flows for the year ended December 31, 2014
	As Reported	Adjustments	Restated
Income from continuing operations	$1,188	$(909)	$279
Deferred income taxes	(162)	(63)	(225)
Depreciation of property, plant and equipment and amortization of licenses	7,829	8	7,837
Accounts payable and accrued liabilities	(3,999)	506	(3,493)
Other non-current liabilities	454	478	932
Time deposits	-	(1,500)	(1,500)
Net cash provided by operating activities from continuing operations	(7,524)	(1,480)	(9,004)
Net cash provided by operating activities	(8,647)	(1,480)	(10,127)
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale	(1,383)	(20)	(1,403)
Increase (decrease) in cash and cash equivalents, including cash classified within current assets held for sale	(15,724)	(1,500)	(17,224)
Decrease in cash and cash equivalents, including cash from discontinued operation	(15,224)	(1,500)	(16,724)
Cash and cash equivalents, end of year	91,293	(1,500)	89,793